                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-2992

Exact name of registrant as specified in charter:      Dryden National Municipals Fund,
                                                       Inc.

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Dryden
National Municipals Fund, Inc.

Formerly known as Prudential National Municipals Fund, Inc.

JUNE 30, 2003     SEMIANNUAL REPORT

                  (GRAPHIC)

FUND TYPE         OBJECTIVE
Municipal bond    High level of current income exempt from
                  federal income taxes

                  ---------------------------------------------

                  This report is not authorized for
                  distribution to prospective investors unless preceded or accompanied by a current prospectus.

                  The views expressed in this report
                  and information about the Fund's
                  portfolio holdings are for the period covered by this report and are subject to change thereafter.

                  JennisonDryden is a service mark of
                  The Prudential Insurance Company
                  of America.

JennisonDrydenMutualFunds

Dear Shareholder,                         August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden National
Municipals Fund, Inc. in March 2003. Thank you for your confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden National Municipals Fund, Inc.

Dryden National Municipals Fund, Inc. 1

Your Fund's Performance

Fund Objective

The Dryden National Municipals Fund, Inc. (the
Fund) seeks a high level of current income exempt from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Cumulative Total Returns1 as of 6/30/03

                                         Six Months    One Year    Five Years      Ten Years        Since Inception2
Class A                                     3.21%        8.33%       29.77%     71.51%  (71.30)     143.02%  (142.72)
Class B                                     3.08         8.05        28.06      66.02   (65.81)     477.95   (477.22)
Class C                                     2.95         7.78        26.49           N/A            62.27    (62.07)
Class Z                                     3.34         8.53         N/A            N/A                 26.23
Lehman Brothers Municipal Bond Index3       3.81         8.74        35.67          85.50                ***
Lipper General Muni Debt Funds Avg.4        3.38         7.50        26.82          67.97                ****

Average Annual Total Returns1 as of 6/30/03

                                                       One Year    Five Years      Ten Years        Since Inception2
Class A                                                  5.08%        4.71%      5.22%  (5.54)        6.59%  (6.83)
Class B                                                  3.05         4.91           5.20                 7.86
Class C                                                  5.71         4.60            N/A             5.46   (5.58)
Class Z                                                  8.53          N/A            N/A                 5.39
Lehman Brothers Municipal Bond Index3                    8.74         6.29           6.37                 ***
Lipper General Muni Debt Funds Avg.4                     7.50         4.85           5.31                 ****

Distributions and Yields1 as of 6/30/03
                                              Taxable Equivalent 30-Day Yield5
          Total Distributions     30-Day                at Tax Rates of
          Paid for Six Months    SEC Yield            35%          38.60%
Class A         $0.42              3.23%             4.97%          5.26%
Class B         $0.40              3.09              4.75           5.03
Class C         $0.38              2.81              4.32           4.58
Class Z         $0.44              3.58              5.51           5.83

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 3% for Class
A shares and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 0.50% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund's returns would have been lower, as indicated in parentheses.
2Inception dates: Class A, 1/22/90; Class B,
4/25/80; Class C, 8/1/94; and Class Z 1/22/99.
3The Lehman Brothers Municipal Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed. 4The Lipper
General Municipal (Muni) Debt Funds Average
(Lipper Average) represents returns based on an average return of all funds in the Lipper
General Muni Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in municipal debt

2 Visit our website at www.jennisondryden.com issues in the top four credit ratings.
Investors cannot invest directly in an index.
The returns for the Lehman Brothers Municipal
Bond Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. 5Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes.
Taxable equivalent yields reflect federal taxes only. ***Lehman Brothers Municipal Bond Index
Closest Month-End to Inception cumulative total returns as of 6/30/03 are 161.36% for Class A, 548.68% for Class B, 81.66% for Class C, and
29.31% for Class Z. Lehman Brothers Municipal
Bond Index Closest Month-End to Inception average annual total returns as of 6/30/03 are 7.42% for Class A, 8.41% for Class B, 6.94% for
Class C, and 5.99% for Class Z. ****Lipper
Average Closest Month-End to Inception
cumulative total returns as of 6/30/03 are 139.56% for Class A, 531.67% for Class B,
66.05% for Class C, and 21.70% for Class Z.
Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/03 are 6.71% for Class A, 8.24% for Class B, 5.84% for
Class C, and 4.54% for Class Z.

Five Largest Issuers expressed as a percentage of total investments as of 6/30/03

Chicago IL Metro Pier & Expo. Auth.              2.8%
Port Authority NY & NJ                           1.9
King County, WA                                  1.9
OH Water Dev. Auth. Pollution Ctrl.              1.8
San Benito TX Cons, Indpt. Schl. Dist.           1.8
Issuers are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 6/30/03

Healthcare                                      14.5%
General Obligation                              14.4
Transportation                                  12.4
Special Tax/Assessment District                  8.7
Corporate-Backed IDB & PCR                       4.9
Housing                                          4.6
Lease-Backed Certificate of Participation        4.3
Education                                        4.1
Power                                            4.0
Water & Sewer                                    3.9
Solid Waste/Resource Recovery                    3.7
Tobacco                                          3.7
Other                                            3.4
Other Municipal                                 15.1
Cash & Equivalents                              -1.7
Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of
net assets as of 6/30/03
Aaa                                             56.9%
Aa                                              17.4
A                                                9.7
Baa                                             12.7
Ba                                               0.4
B                                                0.4
Caa                                              0.4
Not Rated                                        3.8
Cash & Equivalents                              -1.7
*Source: Moody's rating, defaulting to S&P when not rated. Credit Quality is subject to change.

Dryden National Municipals Fund, Inc. 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  99.2%
 ALASKA  0.6%
 -----------------------------------------------------------------------------------
 Alaska St. Hsg. Fin.
  Corp. Rev., First Ser.
  Veterans Mtge. Prog.,
  G.N.M.A., F.N.M.A          Aaa              5.875%       12/01/35  $     1,095 $     1,113,681
 Northern Tobacco
  Securitization Corp.
  Rev., Asset Bkd. Bonds     Baa2             6.50          6/01/31        3,000       2,662,050
                                                                                 ---------------
                                                                                       3,775,731
 ARIZONA  1.7%
 -----------------------------------------------------------------------------------
 Arizona St. Mun. Fin.
  Proj., C.O.P., Ser. 25,
  B.I.G.I.C.                 Aaa              7.875         8/01/14        2,250       3,089,633
 Pima Cnty. Ind. Dev.
  Auth. Rev., F.S.A.         Aaa              7.25          7/15/10        1,365       1,445,330
 Pima Cnty. Uni. Sch.
  Dist., G.O., F.G.I.C.      Aaa              7.50          7/01/10        3,000(f)    3,867,810
 Tucson Cnty., G.O.,
  Ser. A                     Aa2              7.375         7/01/11        1,000       1,296,810
  Ser. A                     Aa2              7.375         7/01/12        1,100       1,450,702
                                                                                 ---------------
                                                                                      11,150,285
 CALIFORNIA  6.2%
 -----------------------------------------------------------------------------------
 Anaheim Pub. Fin. Auth.
  Lease Rev.,
  Ser. 641A, F.S.A.,
  R.I.T.E.S.
  (cost $2,607,093;
  purchased 3/29/00)         NR               15.665        9/01/16        2,210(g)    3,774,459
  Ser. 641B, F.S.A.,
  R.I.T.E.S.
  (cost $2,060,354;
  purchased 3/29/00)         NR               15.665        9/01/24        1,815(g)    2,942,296
 Bay Area Toll Auth., Toll
  Brdg. Rev., San
  Francisco Bay Area, Ser.
  D                          Aa3              5.00          4/01/16        3,705       4,003,512
 California Poll. Ctrl.
  Fin. Auth. Solid Wste.
  Disp. Rev., Keller
  Canyon Landfill Co.
  Proj., A.M.T.              B1               6.875        11/01/27        2,500       2,411,150
 California St., G.O.        Aaa              5.00          2/01/33        5,500       5,720,770
 Central California Joint
  Pwrs. Hlth. Fin. Auth.,
  C.O.P.,
  Cmnty. Hosps. of Central
  California                 Baa2             4.75          2/01/08        1,115       1,177,618
  Cmnty. Hosps. of Central
  Calfornia                  Baa2             4.75          2/01/09        1,165       1,227,817

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Cmnty. Hosps. of Central
  Calfornia                  Baa2             4.75%         2/01/10  $     1,210 $     1,269,835
 Folsom Cordova Uni. Sch.
  Dist. Sch. Facs. Impvt.
  Dist. No. 2,
  C.A.B.S., Ser. A,
  M.B.I.A.                   Aaa              Zero         10/01/20        2,920       1,283,836
  C.A.B.S., Ser. A,
  M.B.I.A.                   Aaa              Zero         10/01/21        2,980       1,227,224
 Foothill / Eastern
  Corridor Agcy., Toll Rd.
  Rev., Cap. Apprec.,
  Ser. A, E.T.M.             AAA(d)           Zero          1/01/20        8,000       3,770,880
 Golden St. Tobacco
  Securitization Corp.,
  Tobacco Settlement Rev.,
  Asset Bkd., Ser. A-5       Baa2             7.875         6/01/42        2,000       2,008,240
 Los Angeles Harbor Dept.
  Rev., Ser B, A.M.T.        Aa3              5.375        11/01/23        2,000       2,066,400
 Los Angeles Uni. Sch.
  Dist.,
  Ser. A, F.G.I.C.           Aaa              6.00          7/01/15        1,000       1,235,540
 Pittsburg Redev. Agcy.
  Tax Alloc., Los Medanos
  Cmnty. Dev. Proj.,
  A.M.B.A.C.                 Aaa              Zero          8/01/25        2,000         651,420
 Santa Margarita Dana
  Point Auth. Rev., Impvt.
  Dists. 3, 4, Ser. B,
  M.B.I.A.                   Aaa              7.25          8/01/14        2,000       2,694,040
 West Contra Costa Sch.
  Dist., C.O.P., Rfdg.       Baa3             7.125         1/01/24        1,600       1,668,272
                                                                                 ---------------
                                                                                      39,133,309
 COLORADO  4.8%
 -----------------------------------------------------------------------------------
 Adams & Arapahoe Cntys.
  Joint Sch. Dist. No. 28J
  Aurora,
  Ser. A, G.O., F.S.A.       Aaa              5.25         12/01/20        2,000       2,198,720
 Arapahoe Cnty., Cap.
  Impvt. Trust Fund, Hwy.
  Rev., Ser. E-470           Aaa              7.00          8/31/26        3,000(b)    3,454,650
 Arapahoe Cnty., Sch.
  Dist.,
  No. 005, Cherry Creek      Aa1              5.50         12/15/19        1,885       2,097,798
 Boulder Cnty. Sales & Use
  Tax Rev., Ser. A,
  F.G.I.C.                   AAA(d)           6.00         12/15/17        3,970       4,676,859
 Colorado Hsg. Fin. Auth.
  Sngl. Fam. Proj.,
  Ser. A, A.M.T.             Aa2              8.00          6/01/25          595         605,044
  Ser. A-2, A.M.T.           Aa2              7.25          5/01/27          544         556,234

                                              See Notes to Financial Statements.
                                         Dryden National Municipals Fund, Inc. 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Ser. A-2, A.M.T.           Aa2              6.875%       11/01/28  $     1,200 $     1,216,704
  Ser. B-1, A.M.T.           Aa2              7.90         12/01/25          335         337,804
  Ser. C-1, A.M.T.,
  M.B.I.A.                   Aaa              7.65         12/01/25          905         930,892
  Ser. C-2, A.M.T., F.H.A.   Aa2              5.90          8/01/23        2,125       2,259,385
  Ser. C-2, A.M.T., F.H.A.   Aa2              7.05          4/01/31        2,145       2,243,284
 Denver Hlth. & Hosp.
  Auth., Hlth. Care Rev.,
  Ser. A                     Baa2             6.00         12/01/31        2,180       2,242,195
 E-470 Hwy. Auth. Rev.,
  C.A.B.S., Ser. B,
  M.B.I.A.                   Aaa              Zero          9/01/28       12,000       2,622,720
 Silver Dollar Metro.
  Dist., G.O.                NR               7.05         12/01/30        5,000       5,128,800
                                                                                 ---------------
                                                                                      30,571,089
 CONNECTICUT  1.7%
 -----------------------------------------------------------------------------------
 Connecticut St. Spec. Tax
  Oblig. Rev., Trans.
  Infrastructure,
  Ser. A                     Aaa              7.125         6/01/10        1,000(b)    1,252,140
 Connecticut St.,
  Revolving Fd., Ser. A      Aaa              5.00         10/01/18        5,500       5,992,360
 Connecticut St., G.O.,
  Rite-1060 R                AAA(d)           8.836        11/15/09        2,855       3,272,344
                                                                                 ---------------
                                                                                      10,516,844
 DISTRICT OF COLUMBIA  0.9%
 -----------------------------------------------------------------------------------
 Washington DC Convention
  Ctr. Auth. Dedicated Tax
  Rev.,
  Sr. Lien, A.M.B.A.C.       Aaa              5.25         10/01/15        4,940       5,452,476
 FLORIDA  6.5%
 -----------------------------------------------------------------------------------
 Broward Cnty. Res. Recov.
  Rev. Rfdg.,
  Wheelabrator, Ser. A       A3               5.50         12/01/08        9,600      10,771,584
 Florida St. Brd. of Ed.,
  G.O.                       Aa2              9.125         6/01/14        1,260       1,794,593
 Florida St. Dept.
  Environ. Protection
  Preservation Rev.,
  Rfdg., Ser. A, F.S.A.      Aaa              5.00          7/01/07        5,900       6,596,908
 Hillsborough Cnty. Ind.
  Dev. Auth. Hosp. Rev.,
  Tampa Gen. Hosp. Proj.,
  Ser. B                     Baa1             5.25         10/01/28        1,000         972,650
  Tampa Gen. Hosp. Proj.,
  Ser. B                     Baa1             5.25         10/01/34        1,000         971,220

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Jea Wtr. & Swr. Sys.
  Rev.,
  Ser. C                     Aa3              5.25%        10/01/37  $     6,000 $     6,123,780
 Orange Cnty. Hlth. Facs.
  Auth. Rev., Adventist
  Hlth. Sys.                 A3               6.375        11/15/20        2,000       2,193,700
 Osceola Cnty.
  Infrastructure Sales
  Surtax,
  A.M.B.A.C.                 Aaa              5.375        10/01/15        2,695       3,073,000
  A.M.B.A.C.                 Aaa              5.375        10/01/16        2,840       3,204,940
 Palm Beach Cnty. Solid
  Wste. Auth. Rev., Impvt.
  Ser. B, A.M.B.A.C.         Aaa              Zero         10/01/15        8,000       4,767,200
 Tallahasse Hlth. Facs.
  Rev., Tallahasse Mem.
  Hlth. Care Proj.           Baa1             6.25         12/01/20        1,000       1,023,260
                                                                                 ---------------
                                                                                      41,492,835
 GEORGIA  1.6%
 -----------------------------------------------------------------------------------
 Clayton Cnty., Wtr. &
  Swr. Auth. Rev.            Aa3              5.00          5/01/18        2,000       2,194,920
 Forsyth Cnty. Sch. Dist.
  Dev. Rev.                  Aa2              6.75          7/01/16          500         641,525
 Fulton Cnty. Sch. Dist.
  Rev.                       Aa2              6.375         5/01/17          750         955,815
 Georgia Mun. Elec. Auth.
  Pwr. Rev., Ser. B,
  M.B.I.A.                   Aaa              6.375         1/01/16        5,000       6,317,650
 Green Cnty. Dev. Auth.
  Ind. Park Rev.             NR               6.875         2/01/04           85          87,296
                                                                                 ---------------
                                                                                      10,197,206
 GUAM  0.5%
 -----------------------------------------------------------------------------------
 Guam Pwr. Auth. Rev.,
  Ser. A                     AAA(d)           6.625        10/01/14        1,000(b)    1,089,850
  Ser. A                     AAA(d)           6.75         10/01/24        2,000(b)    2,182,800
                                                                                 ---------------
                                                                                       3,272,650
 HAWAII  0.1%
 -----------------------------------------------------------------------------------
 Hawaii St. Harbor Cap.
  Impvt. Rev., A.M.T.,
  F.G.I.C.                   Aaa              6.25          7/01/15          500         529,240
 ILLINOIS 6.9%
 Chicago Brd. of Ed.,
  C.A.B.S., G.O., Ser.
  B-1, F.G.I.C.              Aaa              Zero         12/01/19        2,000         925,280

                                              See Notes to Financial Statements.
                                         Dryden National Municipals Fund, Inc. 7

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Sch. Reform, Ser. A,
  G.O., A.M.B.A.C.           Aaa              5.25%        12/01/30  $     8,000 $     8,296,400
 Chicago Sngl. Fam. Mtge.
  Rev., Ser. A, A.M.T.,
  F.N.M.A., G.N.M.A.         AAA(d)           7.15          9/01/31        1,415       1,483,543
 Cook & Du Page Cntys.,
  H.S. Dist. No. 210,
  G.O., F.S.A.               Aaa              Zero         12/01/11        3,035       2,258,647
 Gilberts Spec. Svc. Area
  No. 9 Spec. Tax, Big
  Timber Proj.               NR               7.75          3/01/27        2,000       2,179,680
 Illinois Edl. Facs. Auth.
  Student Hsg. Rev., Edl.
  Advancement Fd., Univ.
  Ctr. Proj.                 Baa2             6.00          5/01/22        1,500       1,540,200
 Illinois Hlth. Facs.
  Auth. Rev., Reg. YCNS,
  M.B.I.A.                   Aaa              10.12(c)      8/15/14        5,000       5,241,000
 McHenry & Kane Cntys.
  Cmnty. Cosntr. Sch.
  Dist. No. 158, G.O.,
  C.A.B.S.,
  F.G.I.C.                   Aaa              Zero          1/01/17        4,480       2,433,894
  F.G.I.C.                   Aaa              Zero          1/01/18        3,770       1,927,375
 Metro. Pier & Expo. Auth.
  Dedicated St. Tax Rev.,
  McCormick Pl. Conv.,
  E.T.M.                     Aaa              7.00          7/01/26       12,910      17,665,915
                                                                                 ---------------
                                                                                      43,951,934
 INDIANA  0.3%
 -----------------------------------------------------------------------------------
 Gary Mtge. Rev.,
  Lakeshore Dunes Apts.,
  Ser. A, G.N.M.A.           AAA(d)           6.00          8/20/34        2,000       2,090,120
 KANSAS  1.0%
 -----------------------------------------------------------------------------------
 Kansas St. Dev. Fin.
  Auth. Rev., Wtr. Poll.
  Ctrl.                      Aa1              6.00         11/01/14        3,000(b)    3,646,950
 Univ. Kansas Hosp. Auth.,
  Hlth. Facs. Rev.,
  Ku Hlth. Sys.              A-(d)            5.50          9/01/22        1,150       1,206,718
  Ku Hlth. Sys.              A-(d)            5.625         9/01/27        1,350       1,420,483
                                                                                 ---------------
                                                                                       6,274,151

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 KENTUCKY  1.0%
 -----------------------------------------------------------------------------------
 Henderson Cnty. Solid
  Wste. Disp. Rev.,
  Macmillan Bloedel Proj.,
  A.M.T.                     Baa2             7.00%         3/01/25  $     6,000 $     6,269,820
 LOUISIANA  1.1%
 -----------------------------------------------------------------------------------
 Orleans Parish Sch. Brd.,
  E.T.M., M.B.I.A.           Aaa              8.90          2/01/07        5,780       7,195,638
 MARYLAND  1.8%
 -----------------------------------------------------------------------------------
 Baltimore, Econ. Dev.
  Lease Rev., Armistead
  Partnership, Ser. A        A(d)             7.00          8/01/11        1,000       1,021,670
 Maryland St. Hlth. &
  Higher Edl. Facs. Auth.
  Rev., Univ. Maryland
  Med. Sys.                  Baa1             6.75          7/01/30        5,000       5,578,400
 Northeast Wste. Disp.
  Auth. Rev.,
  Baltimore City Sludge
  Corp. Proj.                NR               7.25          7/01/07        2,625       2,714,906
  Montgomery Cnty. Res.
  Rec. Proj., Ser. A         A2               6.00          7/01/07        1,000       1,115,560
 Takoma Park Hosp. Facs.
  Rev., Washington
  Adventist Hosp., F.S.A.    Aaa              6.50          9/01/12        1,000       1,237,330
                                                                                 ---------------
                                                                                      11,667,866
 MASSACHUSETTS  4.3%
 -----------------------------------------------------------------------------------
 Boston Ind. Dev. Fin.
  Auth. Swr. Fac. Rev.,
  Harbor Elec. Engy. Co.
  Proj., A.M.T.              Aa3              7.375         5/15/15        1,395       1,400,482
 Mass. St. Ser. C, G. O.,
  F.G.I.C.                   Aaa              6.00          8/01/09        1,250       1,483,525
 Mass. St. Coll. Bldg.
  Auth. Proj. Rev., Ser.
  A, E.T.M., M.B.I.A.        Aaa              Zero          5/01/22        2,250         939,623
 Mass. St. Dev. Fin. Agcy.
  Rev., Concord Assabet
  Fam. Svcs.                 Caa3             6.00         11/01/28          640         458,259
 Mass. St. Hlth. & Edl.
  Facs. Auth. Rev.,
  Beth Israel Hosp.,
  A.M.B.A.C.                 Aaa              10.732(c)     7/01/25        1,500       1,538,730
  Caritas Christi Oblig.,
  Ser. B                     Baa3             6.75          7/01/16        3,590       3,749,145
  Caritas Christi Oblig.,
  Ser. B                     Baa3             6.25          7/01/22        1,750       1,674,732
  Faulkner Hosp., Ser. C     Baa1             6.00          7/01/23        1,500(b)    1,530,195

                                              See Notes to Financial Statements.
                                         Dryden National Municipals Fund, Inc. 9

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Harvard Univ., Ser. W      Aaa              6.00%         7/01/35  $       500(b) $    610,035
  Simmons Coll., Ser. D.,
  A.M.B.A.C.                 Aaa              6.05         10/01/20        1,000(b)    1,228,760
  Univ. Mass. Pro., Ser.
  A, F.G.I.C.                Aaa              5.875        10/01/29          500         569,915
  Valley Reg. Hlth. Sys.,
  Ser. C                     AAA(d)           7.00          7/01/10          825       1,020,286
  Winchester Hosp., Ser. D   AAA(d)           5.75          7/01/24        1,000       1,050,880
  Youville Hosp., Ser. B,
  F.H.A.                     Aa2              6.00          2/15/34        4,195(b)    4,411,714
 Mass. St. Ind. Fin. Agcy.
  Bradford Coll.             NR               5.625        11/01/28        1,000(i)      280,000
 Mass. St. Wtr. Poll.,
  Abatement Trust Rev.,
  Ser. A                     Aaa              6.375         2/01/15           80          83,852
  Pool Program Bonds, Ser.
  6                          Aaa              5.625         8/01/17        2,870       3,268,528
 Mass. St. Wtr. Res. Auth.
  Rev.,
  Ser. B, M.B.I.A.           Aaa              6.25         12/01/11          500         611,015
  Ser. D, M.B.I.A.           Aaa              6.00          8/01/13          500         612,595
 Rail Connections Inc.
  Rev., Rte. 128, Ser. B,
  A.C.A.                     Aaa              Zero          7/01/21        2,500(b)      988,125
                                                                                 ---------------
                                                                                      27,510,396
 MICHIGAN  2.2%
 -----------------------------------------------------------------------------------
 Detroit Swge. Disp. Rev.,
  Inflos, F.G.I.C.           Aaa              10.052(c)     7/01/23          800(b)      835,424
  Inflos, F.G.I.C.           Aaa              10.052(c)     7/01/23          200         208,856
 Dickinson Cnty. Mem.
  Hosp. Sys. Rev.            Baa3             8.00         11/01/14        1,000(b)    1,108,230
 Harper Creek Cmnty. Sch.
  Dist., G.O.                Aaa              5.50          5/01/17        1,500       1,686,150
 Michigan St. Bldg. Auth.
  Rev., Rfdg. Facs. Prog.,
  Ser III                    Aa1              5.375        10/15/22        3,750       4,100,962
 Michigan St. Hosp. Fin.
  Auth. Rev.,
  Genesys Hlth. Sys., Ser.
  A                          AAA(d)           8.125        10/01/21        1,000(b)    1,170,310
  Genesys Hlth. Sys., Ser.
  A                          AAA(d)           7.50         10/01/27          500(b)      568,710
 Okemos Pub. Sch. Dist.,
  M.B.I.A.                   Aaa              Zero          5/01/12        1,100         797,687
  M.B.I.A.                   Aaa              Zero          5/01/13        1,000         688,550
 Sturgis Pub. Sch. Dist.,
  Sch. Bldg. & Site, G.O.    Aaa              5.50          5/01/14          670         759,519
 Wyandotte Elec. Rev.,
  G.O., M.B.I.A.             Aaa              6.25         10/01/08        2,000       2,284,460
                                                                                 ---------------
                                                                                      14,208,858

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 MINNESOTA  2.6%
 -----------------------------------------------------------------------------------
 Minneapolis Spec. Sch.
  Dist.
  No. 1, C.O.P., Ser A,
  M.B.I.A.                   Aaa              5.90%         2/01/17  $     5,000(b) $  5,565,400
 Minnesota Agric. & Econ.
  Dev. Brd. Rev., Fairview
  Hlth. Care Sys., Ser. A    A2               6.375        11/15/22        5,000       5,483,600
 Minnesota Hsg. Fin. Agcy.
  Rev., Sngl. Fam. Mtge.,
  Ser. I, A.M.T.             Aa1              5.80          1/01/19        5,400       5,705,964
                                                                                 ---------------
                                                                                      16,754,964
 MISSOURI  0.8%
 -----------------------------------------------------------------------------------
 Missouri St. Hsg. Dev.
  Comm. Mtge. Rev., Sngl.
  Fam. Homeowner Ln., Ser.
  A, A.M.T., G.N.M.A.        AAA(d)           7.20          9/01/26        1,375       1,399,929
 St. Louis Arpt. Rev.,
  Arpt. Dev. Prog., Ser.
  A, M.B.I.A.                Aaa              5.625         7/01/19        3,500       3,949,995
                                                                                 ---------------
                                                                                       5,349,924
 NEW HAMPSHIRE  1.1%
 -----------------------------------------------------------------------------------
 Manchester Hsg. & Redev.
  Auth. Rev., C.A.B.S.,
  Ser. B, A.C.A.             Baa3             Zero          1/01/24        4,740       1,402,140
  Ser. B, A.C.A.             Baa3             Zero          1/01/27        4,140       1,010,781
  Ser. B, A.C.A.             Baa3             Zero          1/01/30        4,640         934,171
 New Hampshire Higher Ed.
  & Hlth. Facs. Auth.
  Rev., New Hampshire
  Coll.                      BBB-(d)          6.30          1/01/16          500         513,765
 New Hampshire Hlth. & Ed.
  Facs. Auth. Rev., Coll.
  Issue                      BBB-(d)          7.50          1/01/31        3,000       3,286,020
                                                                                 ---------------
                                                                                       7,146,877
 NEW JERSEY  3.6%
 -----------------------------------------------------------------------------------
 New Jersey Economic Dev
  Auth                       Aaa              5.00          4/01/28        4,000       4,200,720
 New Jersey Hlth. Care
  Facs. Fin. Auth. Rev.
  Rfdg.,
  Atlantic City Med. Ctr.    A3               6.25          7/01/17        2,175       2,432,020
  St. Peter's Univ. Hosp.,
  Ser. A                     Baa1             6.875         7/01/30        2,000       2,161,060

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 11

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 New Jersey Hlth. Care
  Facs. Fin. Auth. Rev.,
  Raritan Bay Med. Ctr.
  Issue                      NR               7.25%         7/01/27  $     2,000 $     2,084,120
  South Jersey Hosp.         Baa1             6.00          7/01/26        1,565       1,630,119
  South Jersey Hosp.         Baa1             6.00          7/01/32        1,000       1,038,000
 New Jersey St. Tpke.
  Auth. Rev., G.O., Ser.
  A, A.M.B.A.C.              Aaa              5.00          1/01/30        5,000       5,261,350
 Tobacco Settlement Fin.
  Corp., Asset Bkd.          Baa2             6.00          6/01/37        4,900       4,028,290
                                                                                 ---------------
                                                                                      22,835,679
 NEW MEXICO  1.0%
 -----------------------------------------------------------------------------------
 New Mexico Mtge. Fin.
  Auth. Rev., Sngl. Fam.
  Mtge., Ser. C-2,
  G.N.M.A., F.N.M.A.,
  A.M.T.                     AAA(d)           6.15          3/01/32        3,880       4,091,654
 New Mexico St. Hosp.
  Equipment Ln., Council
  Hosp. Rev., Mem. Med.
  Ctr. Inc. Proj.            Ba2              5.50          6/01/28        3,000       2,312,610
                                                                                 ---------------
                                                                                       6,404,264
 NEW YORK  9.9%
 -----------------------------------------------------------------------------------
 Metro. Trans. Auth. Rev.,
  Ser. A, F.G.I.C.           Aaa              5.00         11/15/17        3,395       3,720,105
 New York City Mun. Wtr.
  Fin. Auth., Wtr. & Swr.
  Sys. Rev., Reg. IRS        Aaa              9.22(c)       6/15/09        5,500       6,017,110
 New York City
  Transitional Fin. Auth.
  Rev., Ser. C               Aa2              5.50          2/15/16        2,500       2,823,675
 New York City
  Transitional Future Tax,
  Ser. A                     Aa2              5.75          2/15/17        5,000       5,697,000
 New York City, G.O.,
  Ser. A                     A2               7.75          8/15/04           15          15,113
  Ser. B                     A2               8.25          6/01/06        1,500       1,751,070
  Ser. B                     A2               7.25          8/15/07        3,500       4,131,050
  Ser. D                     A2               8.00          8/01/03           70          70,375
  Ser. D                     A2               8.00          8/01/04           30          30,160
  Ser. D                     A2               7.65          2/01/07           45          45,554
 New York St. Dorm. Auth.
  Rev.,
  Mem. Sloan-Kettering
  Ctr.,
  Ser. 1, M.B.I.A.           Aaa              5.00          7/01/21        2,700       2,863,620

See Notes to Financial Statements.
12 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Mem. Sloan-Kettering
  Ctr.,
  Ser. 1, M.B.I.A.           Aaa              5.00%         7/01/22  $     1,100 $     1,160,236
  Mem. Sloan-Kettering
  Ctr.,
  Ser. 1, M.B.I.A.           Aaa              5.00          7/01/23        1,800       1,888,128
  Mem. Sloan-Kettering
  Ctr.,
  Ser. 1, M.B.I.A.           Aaa              5.00          7/01/24        1,080       1,130,198
 New York St. Environ.
  Facs. Corp., Poll. Crtl.
  Rev., Ser. C               Aaa              5.80          1/15/14        1,280       1,415,604
 New York St. Urban Dev.
  Corp. Rev. Rfdg., Corr.
  Facs., F.S.A.              Aaa              6.50          1/01/09        3,000       3,586,080
 Port Authority New York &
  New Jersey,
  Ser. 122, A.M.T.           A1               5.50          7/15/11        2,000       2,193,260
  Ser. 127, A.M.T.           Aaa              5.50         12/15/15        8,790       9,885,498
 Tobacco Settlement Fin.
  Corp.
  Asset Bkd., Ser. A-1       AA-(d)           5.50          6/01/18        3,000       3,235,200
  Asset Bkd., Ser. A-1       AA-(d)           5.50          6/01/19        5,000       5,392,200
 Triborough Bridge &
  Tunnel. Auth. Rev., Sub.
  Ser. A, M.B.I.A.           Aaa              5.25         11/15/30        5,200       5,600,660
                                                                                 ---------------
                                                                                      62,651,896
 NORTH CAROLINA  2.3%
 -----------------------------------------------------------------------------------
 Charlotte Arpt. Rev.,
  Ser. B, A.M.T., M.B.I.A.   Aaa              6.00          7/01/24        1,000       1,105,580
 Charlotte Storm Wtr. Fee
  Rev.                       Aa2              6.00          6/01/25          500(b)      606,870
 No. Carolina Eastern Mun.
  Pwr. Agcy.,
  Pwr. Sys. Rev.,
  A.M.B.A.C.                 Aaa              6.00          1/01/18        1,000       1,220,950
  Pwr. Sys. Rev., Ser. A     Aaa              6.00          1/01/26          650(b)      798,518
  Pwr. Sys. Rev., Ser. A,
  E.T.M.                     Aaa              6.50          1/01/18        2,635       3,405,474
  Pwr. Sys. Rev., Ser. A,
  E.T.M.                     Baa3             6.40          1/01/21        1,000       1,268,570
  Pwr. Sys. Rev., Ser. A,
  M.B.I.A.                   Aaa              6.50          1/01/18        1,005       1,280,742
 No. Carolina Hsg. Fin.
  Agcy., Home Ownership,
  Ser. 6 A, A.M.T.           Aa2              6.20          1/01/29          960       1,012,694
 No. Carolina Mun. Pwr.
  Agcy., No. 1 Catawba
  Elec. Rev., M.B.I.A.       Aaa              6.00          1/01/10        1,250       1,478,963
 Piedmont Triad Arpt.
  Auth. Rev., Ser. B,
  A.M.T., F.S.A.             Aaa              6.00          7/01/21        1,000       1,103,950
 Pitt Cnty. Rev., Mem.
  Hosp., E.T.M.              Aaa              5.25         12/01/21        1,000       1,089,250
                                                                                 ---------------
                                                                                      14,371,561

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 13

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 NORTH DAKOTA  1.8%
 -----------------------------------------------------------------------------------
 Mercer Cnty. Poll. Ctrl.
  Rev., Antelope Valley
  Station, A.M.B.A.C.        Aaa              7.20%         6/30/13  $     9,000 $    11,374,830
 OHIO  10.5%
 -----------------------------------------------------------------------------------
 Akron, G.O.                 A1               10.50        12/01/04          200         225,904
 Brecksville Broadview
  Heights City Sch. Dist.,
  F.G.I.C.                   Aaa              6.50         12/01/16        1,000       1,169,230
 Butler Cnty. Trans.
  Impvt. Dist., Ser. A,
  F.S.A.                     Aaa              5.125         4/01/17        8,950       9,671,280
 Cleveland Arpt. Sys.
  Rev., Ser. A, A.M.T,
  F.G.I.C.                   Aaa              6.25          1/01/20        3,500       3,637,025
 Cleveland,
  G.O., M.B.I.A.             Aaa              5.75          8/01/14        1,000       1,213,450
  G.O., M.B.I.A.             Aaa              5.75          8/01/15        1,000       1,214,650
 Columbus Citation Hsg.
  Dev. Corp., Mtge. Rev.,
  F.H.A.                     AA(d)            7.625         1/01/22        1,735(b)    2,306,405
 Cuyahoga Cnty. Hosp.
  Facs. Rev., Canton Inc.
  Proj.                      Baa2             7.50          1/01/30        5,000       5,576,550
 Cuyahoga Cnty. Hosp.
  Rev., Meridia Hlth. Sys.   A1               6.25          8/15/24        1,500(b)    1,685,640
 Cuyahoga Cnty. Rev.,
  Rfdg.,
  Ser. A                     A1               6.00          1/01/32        2,500       2,692,850
 Dayton, G.O., M.B.I.A.      Aaa              7.00         12/01/07          480         580,502
 Dover Mun. Elec. Sys.
  Rev., F.G.I.C.             Aaa              5.95         12/01/14        1,000       1,107,880
 Greene Cnty. Wtr. Sys.
  Rev., Ser. A, F.G.I.C.     Aaa              6.125        12/01/21        1,000       1,161,800
 Hamilton Cnty. Sales Tax
  Sub. C.A.B.S., Ser. B,
  A.M.B.A.C.                 Aaa              Zero         12/01/20        2,000         882,840
 Hilliard Sch. Dist.
  C.A.B.S. Sch. Impvt.,
  F.G.I.C.                   Aaa              Zero         12/01/18        1,720         879,178
  F.G.I.C.                   Aaa              Zero         12/01/19        1,720         828,318
 Lorain Cnty. Hosp. Rev.,
  Rfdg. Mtge., Ser. C        BBB+(d)          6.875         6/01/22        2,000       2,083,040
 Lucas Cnty. Hlth. Care
  Fac. Rev.,
  Ref. Presbyterian Svcs.,
  Ser. A                     NR               6.625         7/01/14        1,750       1,861,352

See Notes to Financial Statements.
14 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Rfdg. Impvt., Sunset
  Ret.,
  Ser. A                     NR               6.625%        8/15/30  $     1,000 $     1,065,420
 Montgomery Cnty. Swr.
  Sys. Rev., Greater
  Moraine, Beaver Creek,
  F.G.I.C.                   Aaa              Zero          9/01/05        1,000         967,680
 Mount Vernon City Sch.
  Dist., G.O., F.G.I.C.      Aaa              7.50         12/01/14          500         547,235
 Newark, Ltd. Tax, G.O.,
  A.M.B.A.C.                 Aaa              Zero         12/01/06          805         756,797
 Ohio Hsg. Fin. Agcy.
  Mtge. Rev.,
  Res. Con. Opt., Ser.
  C-1, A.M.T., G.N.M.A.      Aaa              6.05          3/01/32          695         737,041
  Ser. A-1, A.M.T.,
  G.N.M.A.                   Aaa              6.35          9/01/31          745         795,809
 Ohio St. Bldg. Auth., St.
  Corr. Facs., Ser. A        Aa2              6.00         10/01/08          615         725,626
 Ohio St. Higher Cap.
  Facs.,
  Ser. II-A                  Aa2              5.00          6/01/08        6,500       7,325,630
 Ohio St. Higher Edl. Fac.
  Comn. Rev., Case Western
  Resv. Univ., Ser. B        Aa2              6.50         10/01/20          750         970,995
 Ohio St. Solid Wste.
  Rev., CSC Ltd. Proj.,
  A.M.T.                     NR               8.50          8/01/22          500(h)            0
 Ohio St. Univ. Gen.
  Rcpts.,
  Ser. A                     Aa2              6.00         12/01/16        1,000       1,183,180
 Ohio St. Wtr. Dev. Auth.
  Poll. Ctrl. Facs. Rev.,
  Buckeye Pwr. Inc. Proj.,
  A.M.B.A.C.                 Aaa              7.80         11/01/14       10,435      11,513,040
 Richland Cnty Hosp. Facs.
  Rev., Medcentral Hlth.
  Sys., Ser. B               A-(d)            6.375        11/15/22        1,000       1,071,710
                                                                                 ---------------
                                                                                      66,438,057
 OKLAHOMA  2.8%
 -----------------------------------------------------------------------------------
 Oklahoma St. Tpke. Auth.
  Tpke. Rev., Second Sr.,
  Ser. A, A.M.B.A.C.         Aaa              5.25          1/01/17       10,000      11,137,400
  Ser. B, F.G.I.C.           Aaa              5.00          1/01/16        5,900       6,427,460
                                                                                 ---------------
                                                                                      17,564,860

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 15

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 PENNSYLVANIA  1.5%
 -----------------------------------------------------------------------------------
 Carbon Cnty. Ind. Dev.
  Auth. Rev., Panther
  Creek Partners Proj.,
  A.M.T.                     BBB-(d)          6.65%         5/01/10  $     1,920 $     2,057,299
 Clarion Cnty. Hosp. Auth.
  Rev., Clarion Hosp.
  Proj.                      BBB-(d)          5.60          7/01/10          685         682,452
 Philadelphia Hosp. &
  Higher Edl. Facs. Auth.
  Rev., Chestnut Hill
  Hosp.                      Baa2             6.50         11/15/22        2,685       2,691,900
 Reading Sch. Dist., G.O.,
  Ser. B, F.G.I.C.           AAA(d)           Zero          1/15/27        6,000       1,790,160
 Westmoreland Cnty. Ind.
  Dev. Auth. Rev., Valley
  Landfill Proj.             BBB(d)           5.10          5/01/18        2,000       2,096,940
                                                                                 ---------------
                                                                                       9,318,751
 PUERTO RICO  2.0%
 -----------------------------------------------------------------------------------
 Puerto Rico Comnwlth.,
  G.O., F.G.I.C.             Aaa              5.50          7/01/13        5,000       5,968,300
  PA625, R.I.T.E.S.,
  A.M.B.A.C.                 NR               12.806        7/01/10          500(g)      765,400
  PA642B, R.I.T.E.S.,
  M.B.I.A.                   NR               10.326        7/01/12        1,000(g)    1,408,340
 Puerto Rico Comnwlth.,
  Hwy. & Trans. Auth.
  Rev., Pub. Impvt.,
  M.B.I.A.                   Aaa              Zero          7/01/19        2,000         999,800
 Puerto Rico Comwlth. Hwy.
  & Trans. Auth. Trans.
  Rev.,
  Ser. G, F.G.I.C.           Aaa              5.25          7/01/18        2,250       2,521,373
  Ser. G, F.G.I.C.           Aaa              5.00          7/01/22        1,000       1,068,160
 Puerto Rico Pub. Bldgs.
  Auth., Gtd. Pub. Ed. &
  Hlth. Facs. Rev., Ser.
  J, C.A.B.S., E.T.M.        Baa1             Zero          7/01/06          275         261,995
                                                                                 ---------------
                                                                                      12,993,368
 RHODE ISLAND  0.3%
 -----------------------------------------------------------------------------------
 Tobacco Settlement Fin.
  Corp., Asset Bkd., Ser.
  A                          Baa2             6.125         6/01/32        2,000       1,717,360
 SOUTH CAROLINA  2.8%
 -----------------------------------------------------------------------------------
 Berkeley Cnty. Wtr. &
  Swr. Rev. Sys.,
  M.B.I.A.                   Aaa              5.00          6/01/14        1,250       1,408,200
  M.B.I.A.                   Aaa              5.25          6/01/16        1,000       1,123,270

See Notes to Financial Statements.
16 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Charleston Waterworks &
  Swr. Rev., E.T.M.          Aaa              10.375%       1/01/10  $     6,755 $     8,763,396
 Greenville Cnty. Sch.
  Dist. Installment Pur.
  Ref., Bldg. Equity
  Sooner Tomorrow            A1               5.875        12/01/16        5,500       6,242,995
                                                                                 ---------------
                                                                                      17,537,861
 TENNESSEE  1.2%
 -----------------------------------------------------------------------------------
 Bristol Hlth. & Edl. Fac.
  Rev., Bristol Mem.
  Hosp., F.G.I.C.            Aaa              6.75          9/01/10        5,000(f)    6,086,950
 Shelby Cnty. Hlth. Edl. &
  Hsg. Fac. Brd. Hosp.
  Rev., Methodist Hlth.
  Care                       Baa1             6.50          9/01/26        1,500       1,652,145
                                                                                 ---------------
                                                                                       7,739,095
 TEXAS  5.6%
 -----------------------------------------------------------------------------------
 Brazos River Auth. Rev.,
  Houston Inds. Inc. Proj.
  B                          Aaa              5.125        11/01/20        3,500       3,695,615
 Dallas Ft. Worth, Reg.
  Arpt. Rev., F.G.I.C.,
  Ser. A                     Aaa              7.375        11/01/08        3,500       3,747,030
  Ser. A                     Aaa              7.375        11/01/09        3,500       3,747,030
 Harris Cnty. Ind. Dev.
  Corp. Arpt. Facs. Rev.,
  Continental Airlines,
  Inc. Proj.                 Caa2             5.375         7/01/19        2,795       1,856,187
 Panhandle Reg. Hsg. Fin.
  Corp. Rev., Multi-Family
  Hsg., Ser. A               A3               6.75          3/01/31        3,000       3,082,740
 San Benito Cons. Indpt.
  Sch. Dist.                 Aaa              6.00          2/15/25       10,000      11,485,300
 San Patricio Mun. Wtr.
  Dist., F.S.A.              Aaa              5.20          7/10/28        4,000       4,155,440
 Texas St. Pub. Fin. Auth.
  Rev., Southern Univ.
  Fin. Sys., M.B.I.A.        Aaa              5.50         11/01/18        2,240       2,512,698
 Texas St. Tpke. Auth.
  Cent. Tpke. Sys. Rev.,
  First Tier, Ser. A,
  C.A.B.S., A.M.B.A.C.       Aaa              Zero          8/15/24        3,275       1,118,674
                                                                                 ---------------
                                                                                      35,400,714

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 17

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 U.S. VIRGIN ISLANDS  0.3%
 -----------------------------------------------------------------------------------
 Virgin Islands Pub. Fin.
  Auth. Rev., Gross
  Rcpts., Tax Ln. Note,
  Ser. A                     BBB-(d)          6.50%        10/01/24  $     1,500 $     1,721,715
 VIRGINIA  0.8%
 -----------------------------------------------------------------------------------
 Henrico Cnty. Econ. Dev.
  Auth. Rev., Bon Secours
  Hlth. Sys. Inc., Ser. A    A3               5.60         11/15/30        2,500       2,618,650
 Virginia Coll. Bldg.
  Auth. Edl. Fasc. Rev.,
  21st Century Coll. Prog.   Aa1              5.25          8/01/16        2,000       2,213,940
                                                                                 ---------------
                                                                                       4,832,590
 WASHINGTON  3.7%
 -----------------------------------------------------------------------------------
 King Cnty., Ser. B          Aa1              5.85         12/01/13       10,000(b)   11,847,300
 Washington St., Ser. B      Aa1              6.00          1/01/25       10,000      11,423,200
                                                                                 ---------------
                                                                                      23,270,500
 WEST VIRGINIA  0.4%
 -----------------------------------------------------------------------------------
 West Virginia St. Hosp.
  Fin. Auth., Oak Hill
  Hosp. Rev., Ser. B         A2               6.75          9/01/30        2,000(b)    2,529,200
 WISCONSIN  1.0%
 -----------------------------------------------------------------------------------
 Badger Tobacco Asset
  Securitization Corp.,
  Asset Bkd.                 Baa2             6.375         6/01/32        5,000       4,367,800
 Wisconsin St. Hlth. &
  Edl. Facs. Auth. Rev.,
  Marshfield Clinic, Ser.
  B                          BBB+(d)          6.00          2/15/25        2,000       2,047,120
                                                                                 ---------------
                                                                                       6,414,920
                                                                                 ---------------
 Total long-term
  investments
  (cost $585,331,583)                                                                629,629,434
                                                                                 ---------------

See Notes to Financial Statements.
18 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 SHORT-TERM INVESTMENTS  1.5%
 ALABAMA  0.3%
 -----------------------------------------------------------------------------------
 Mobile Ind. Dev. Brd.
  Rev., Alabama Pwr. Co.
  Barry Plant Proj., Ser.
  B, A.M.T., F.R.D.D.        VMIG1            1.03%         7/01/03  $     2,000 $     2,000,000
 INDIANA  0.1%
 -----------------------------------------------------------------------------------
 Indiana St., Dev. Fin.
  Auth. Ind. Rev., Rep.
  Svcs. Inc. Proj.,
  A.M.T., F.R.D.D.           VMIG1            1.05          7/01/03          500         500,000
 IOWA  0.2%
 -----------------------------------------------------------------------------------
 Iowa Higher Ed. Ln. Auth.
  Rev., Private Coll. Des
  Moines, F.R.D.D.           VMIG1            1.05          7/01/03        1,000       1,000,000
 NEVADA  0.2%
 -----------------------------------------------------------------------------------
 Clark Cnty. Arpt. Rev.,
  Ser. A, A.M.T.,
  F.G.I.C., F.R.D.D.         VMIG1            1.06          7/01/03        1,500       1,500,000
 OREGON  0.3%
 -----------------------------------------------------------------------------------
 Oregon St. Econ. Dev.
  Rev.,
  A.M.T., F.R.D.D.           VMIG1            1.05          7/01/03        1,800       1,800,000
  Spec. Newsprint Co.
  Proj., Ser. 203, A.M.T.,
  F.R.D.D.                   VMIG1            1.05          7/01/03          200         200,000
                                                                                 ---------------
                                                                                       2,000,000
 TENNESSEE  0.0%
 -----------------------------------------------------------------------------------
 Montgomery Cnty. Pub.
  Bldg. Auth.                VMIG1            1.00          7/01/03           40          40,000
 TEXAS  0.2%
 -----------------------------------------------------------------------------------
 Dallas Ft. Worth, Reg.
  Arpt. Rev., Mun. Secs.
  Trust Rcpts. SGA 49,
  A.M.T., M.B.I.A.,
  F.R.D.D.                   A-1+(d)          1.05          7/01/03        1,000       1,000,000
 WISCONSIN  0.2%
 -----------------------------------------------------------------------------------
 Wisconsin St. Hlth. &
  Edl. Facs. Auth. Rev.,
  Gundersen Lutheran, Ser.
  B, F.R.D.D.                A-1+(d)          1.05          7/01/03        1,400       1,400,000
                                                                                 ---------------

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 19

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION (A)             RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Total short-term
  investments
  (cost $9,831,026)                                                              $     9,440,000
                                                                                 ---------------
 TOTAL INVESTMENTS  100.7%
  (COST $595,162,609; NOTE
  5)                                                                                 639,069,434
 Liabilities in excess of
  other assets  (0.7)%                                                                (4,299,311)
                                                                                 ---------------
 NET ASSETS  100%                                                                $   634,770,123
                                                                                 ---------------
                                                                                 ---------------

------------------------------
(a)  The following abbreviations are used in portfolio descriptions:
     A.C.A.--American Capital Access.
     A.M.B.A.C.--American Municipal Bond Assurance Corporation.
     A.M.T.--Alternative Minimum Tax.
     B.I.G.I.C.--Bond Investors Guaranty Insurance Company.
     C.A.B.S.--Capital Appreciation Bonds.
     C.O.P.--Certificate of Participation.
     E.T.M.--Escrowed to Maturity.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.H.A.--Federal Housing Administration.
     F.N.M.A.--Federal National Mortgage Association.
     F.R.D.D.--Floating Rate (Daily) Demand Note(e).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage Association.
     G.O.--General Obligation.
     M.B.I.A.--Municipal Bond Insurance Corporation.
     R.I.T.E.S.--Residual Interest Tax Exempt Securities Receipts.

(b)  Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
(c)  Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(d)  Standard & Poor's rating.
(e)  For purposes of amortized cost valuation, the maturity date of Floating Rate
     Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(f)  All or portion of security segregated as collateral for financial futures contracts.
(g)  Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $6,348,262. The aggregate value of $8,890,495 is approximately 1.4% of net assets.
(h)  Represent issuer in default on interest payments; non-income producing security.
(i)  Fair valued security.

NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

See Notes to Financial Statements.
20 Visit our website at www.jennisondryden.com

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statement of Assets and Liabilities

as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value (cost $595,162,609)                                $639,069,434
 Interest receivable                                                         9,733,145
 Receivable for investments sold                                             8,906,658
 Receivable for Fund shares sold                                                53,248
 Due from broker-variation margin                                               29,171
 Prepaid expenses                                                                5,613
                                                                          ------------
 TOTAL ASSETS                                                              657,797,269
                                                                          ------------
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable for investments purchased                                          21,211,407
 Payable for Fund shares reacquired                                            611,578
 Dividends payable                                                             371,207
 Management fee payable                                                        253,845
 Payable for custodian                                                         245,036
 Distribution fee payable                                                      143,561
 Accrued expenses                                                              150,594
 Deferred Director's fees                                                       39,918
                                                                          ------------
 TOTAL LIABILITIES                                                          23,027,146
                                                                          ------------
 NET ASSETS                                                               $634,770,123
                                                                          ------------
                                                                          ------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                  $    399,236
    Paid-in capital in excess of par                                       581,324,233
                                                                          ------------
                                                                           581,723,469
    Undistributed net investment income                                         34,401
    Accumulated net realized gain on investments                             9,047,593
    Net unrealized appreciation on investments                              43,964,660
                                                                          ------------
 NET ASSETS, JUNE 30, 2003                                                $634,770,123
                                                                          ------------
                                                                          ------------

See Notes to Financial Statements.
22 Visit our website at www.jennisondryden.com

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($578,375,765 / 36,384,328 shares of common stock issued and outstanding)     $15.90
 Maximum sales charge (3% of offering price)                                      .49
                                                                               ------
 Maximum offering price to public                                              $16.39
                                                                               ------
                                                                               ------
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($45,456,910 / 2,852,018 shares of common stock issued and outstanding)       $15.94
                                                                               ------
                                                                               ------
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($6,054,451 / 379,846 shares of common stock issued and outstanding)          $15.94
 Sales charge (1% of offering price)                                              .16
                                                                               ------
 Offering price to public                                                      $16.10
                                                                               ------
                                                                               ------
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($4,882,997 / 307,367 shares of common stock issued and outstanding)          $15.89
                                                                               ------
                                                                               ------

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 23

Statement of Operations

Six Months Ended June 30, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest                                                               $16,533,497
                                                                     -----------------
 Expenses
 Management fee                                                           1,529,709
 Distribution fee--Class A                                                  726,248
 Distribution fee--Class B                                                  116,908
 Distribution fee--Class C                                                   23,092
 Transfer agent's fees and expenses                                         192,000
 Custodian's fees and expenses                                               72,000
 Reports to shareholders                                                     66,000
 Registration fees                                                           26,000
 Legal fees and expenses                                                     22,000
 Audit fee                                                                   16,000
 Directors' fees                                                             10,000
 Miscellaneous                                                               25,068
                                                                     -----------------
     TOTAL EXPENSES                                                       2,825,025
 Less: Custodian fee credit                                                  (1,595)
                                                                     -----------------
     NET EXPENSES                                                         2,823,430
                                                                     -----------------
 Net investment income                                                   13,710,067
                                                                     -----------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 -----------------------------------------------------------------------------------
 Net realized gain (loss) on:
    Investment transactions                                              10,055,546
    Financial futures contracts                                          (1,770,825)
                                                                     -----------------
                                                                          8,284,721
                                                                     -----------------
 Net change in unrealized appreciation (depreciation) on:
    Investments                                                          (2,270,514)
    Financial futures contracts                                             367,123
                                                                     -----------------
                                                                         (1,903,391)
                                                                     -----------------
 Net gain on investment transactions                                      6,381,330
                                                                     -----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $20,091,397
                                                                     -----------------
                                                                     -----------------

See Notes to Financial Statements.
24 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                     SIX MONTHS              YEAR
                                                        ENDED                ENDED
                                                    JUNE 30, 2003      DECEMBER 31, 2002
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                              $  13,710,067        $  29,893,722
 Net realized gain on investment transactions           8,284,721            7,176,991
 Net change in unrealized appreciation
    (depreciation) on investments                      (1,903,391)          19,476,901
                                                  -----------------    -----------------
 Net increase in net assets resulting from
 operations                                            20,091,397           56,547,614
                                                  -----------------    -----------------
 DIVIDENDS AND DISTRIBUTIONS (NOTE 1)
 Dividends from net investment income
 Class A                                              (12,505,365)         (27,224,834)
 Class B                                                 (947,967)          (2,166,302)
 Class C                                                 (117,254)            (237,278)
 Class Z                                                 (105,080)            (162,257)
                                                  -----------------    -----------------
                                                      (13,675,666)         (29,790,671)
                                                  -----------------    -----------------
 Distributions from net realized capital gains
 Class A                                               (3,021,882)          (5,761,473)
 Class B                                                 (243,553)            (485,306)
 Class C                                                  (31,849)             (56,273)
 Class Z                                                  (26,103)             (36,921)
                                                  -----------------    -----------------
                                                       (3,323,387)          (6,339,973)
                                                  -----------------    -----------------
 FUND SHARE TRANSACTIONS (NET OF SHARE
    CONVERSIONS)
    (NOTE 6)
 Net proceeds from shares sold                         20,080,420           69,671,442
 Net asset value of shares issued in
    reinvestment of dividends and distributions        10,587,119           22,347,412
 Cost of shares reacquired                            (52,965,125)         (93,874,252)
                                                  -----------------    -----------------
 Decrease in net assets from Fund share
 transactions                                         (22,297,586)          (1,855,398)
                                                  -----------------    -----------------
 Total increase (decrease)                            (19,205,242)          18,561,572
 NET ASSETS
 -----------------------------------------------------------------------------------
 Beginning of period                                  653,975,365          635,413,793
                                                  -----------------    -----------------
 End of period(a)                                   $ 634,770,123        $ 653,975,365
                                                  -----------------    -----------------
                                                  -----------------    -----------------
 (a) Includes undistributed net investment
     income                                         $      34,401        $          --
                                                  -----------------    -----------------

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 25

Notes to Financial Statements

(Unaudited)

Dryden National Municipals Fund, Inc. (the 'Fund'), formerly known as Prudential National Municipals Fund, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes by investing substantially all of its total assets in carefully selected long-term municipal bonds of medium quality. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: The Fund values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations by an independent pricing agent or more than one principal market maker. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

26 Visit our website at www.jennisondryden.com

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Written Options, future contracts and swap contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The
                                        Dryden National Municipals Fund, Inc. 27
subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund's average daily net assets up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund's average daily net assets in excess of $1.5 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 2003.

PIMS has advised the Fund that it received approximately $68,200 and $7,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2003. From these fees, PIMS paid a substantial portion of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2003, it received approximately $34,200 and $4,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the

28 Visit our website at www.jennisondryden.com six months ended June 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $151,100 for the services of PMFS. As of June 30, 2003, approximately $24,800 of such fees were due to PMFS.

The fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $9,400 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $8,200 for the six months end June 30, 2003. As of June 30, 2003, approximately $1,400 of such fees were due to PSI. These amounts are included in transfer agent's fees and expense in the Statement of Operations.

Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest.

NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2003, aggregated $ 466,850,576 and $484,775,949, respectively.
                                        Dryden National Municipals Fund, Inc. 29

During the six months ended June 30, 2003, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2003 are as follows:

                                                             VALUE AT        VALUE AT         UNREALIZED
NUMBER OF                                    EXPIRATION       TRADE          JUNE 30,        APPRECIATION
CONTRACTS                TYPE                   DATE           DATE            2002         (DEPRECIATION)
---------     ---------------------------    -----------    ----------     ------------     ---------------
              Long Positions:
    80        10-yr U.S. Treasury Notes      Sep. '03       $9,393,693      $9,395,000          $ 1,307
    79        U.S. Treasury Bonds            Sep. '03        9,213,628       9,270,156           56,528
                                                                                                 ------
                                                                                                $57,835
                                                                                                 ------
                                                                                                 ------

NOTE 5. TAX INFORMATION

For the years ended December 31, 2002 and December 31, 2001, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets was $29,652,759 and $31,220,549 of tax-exempt income, $464,332 and $1,335,300 of ordinary income, and $6,013,553 and $4,062,808 of long-term capital gains, respectively.

The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of June 30, 2003 were as follows:

                                                              TOTAL NET
    TAX BASIS                                                 UNREALIZED
  OF INVESTMENTS       APPRECIATION       DEPRECIATION       APPRECIATION
------------------   ----------------   ----------------   ----------------
   $594,771,583        $47,929,447         $3,631,596        $44,297,851

The differences between book and tax basis are primarily attributable to differences in the treatment of premium amortization for book and tax purposes.

NOTE 6. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

30 Visit our website at www.jennisondryden.com

There are 1 billion shares of common stock, $.01 par value per share, authorized divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

CLASS A                                                           SHARES         AMOUNT
-------------------------------------------------------------   ----------    ------------
Six months ended June 30, 2003:
Shares sold                                                        840,610    $ 13,328,213
Shares issued in reinvestment of dividends and distributions       608,723       9,691,615
Shares reacquired                                               (2,951,878)    (46,773,206)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (1,502,545)    (23,753,378)
Shares issued upon conversion and/or exchange from Class B         217,673       3,502,335
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                   (1,284,872)   $(20,251,043)
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                      3,173,549    $ 49,574,748
Shares issued in reinvestment of dividends and distributions     1,316,699      20,490,907
Shares reacquired                                               (5,041,182)    (78,572,450)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      (550,934)     (8,506,795)
Shares issued upon conversion and/or exchange from Class B         412,885       6,464,965
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                     (138,049)   $ (2,041,830)
                                                                ----------    ------------
                                                                ----------    ------------
CLASS B
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                        212,051    $  3,368,565
Shares issued in reinvestment of dividends and distributions        43,839         700,009
Shares reacquired                                                 (188,786)     (3,001,682)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                        67,104       1,066,892
Shares reacquired upon conversion and/or exchange into Class
  A                                                               (217,062)     (3,502,335)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                     (149,958)   $ (2,435,443)
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                        517,727    $  8,103,216
Shares issued in reinvestment of dividends and distributions        96,815       1,510,363
Shares reacquired                                                 (388,205)     (6,064,878)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                       226,337       3,548,701
Shares reacquired upon conversion and/or exchange into Class
  A                                                               (411,833)     (6,464,965)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                     (185,496)   $ (2,916,264)
                                                                ----------    ------------
                                                                ----------    ------------

                                        Dryden National Municipals Fund, Inc. 31

CLASS C                                                           SHARES         AMOUNT
-------------------------------------------------------------   ----------    ------------
Six months ended June 30, 2003:
Shares sold                                                         75,335    $  1,187,431
Shares issued in reinvestment of dividends and distributions         6,363         101,628
Shares reacquired                                                  (86,886)     (1,374,744)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                       (5,188)   $    (85,685)
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                        187,624    $  2,943,968
Shares issued in reinvestment of dividends and distributions        12,697         198,086
Shares reacquired                                                 (152,657)     (2,395,610)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                       47,664    $    746,444
                                                                ----------    ------------
                                                                ----------    ------------
CLASS Z
-------------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                        138,967    $  2,196,211
Shares issued in reinvestment of dividends and distributions         5,896          93,867
Shares reacquired                                                 (114,716)     (1,815,493)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                       30,147    $    474,585
                                                                ----------    ------------
                                                                ----------    ------------
Year ended December 31, 2002:
Shares sold                                                        580,177    $  9,049,510
Shares issued in reinvestment of dividends and distributions         9,507         148,056
Shares reacquired                                                 (438,084)     (6,841,314)
                                                                ----------    ------------
Net increase (decrease) in shares outstanding                      151,600    $  2,356,252
                                                                ----------    ------------
                                                                ----------    ------------

32 Visit our website at www.jennisondryden.com

Financial Highlights

                JUNE 30, 2003       SEMIANNUAL REPORT
                Dryden National Municipals Fund, Inc.

Financial Highlights

(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $   15.82
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                         .34
 Net realized and unrealized gain (loss) on investment
    transactions                                                               .16
                                                                           -------
 Total from investment operations                                              .50
                                                                           -------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                         (.34)
 Distributions in excess of net investment income                               --
 Distributions from net realized gains                                        (.08)
                                                                           -------
 Total distributions                                                          (.42)
                                                                           -------
 Net asset value, end of period                                          $   15.90
                                                                           -------
                                                                           -------
 TOTAL RETURN(A):                                                             3.21%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 578,376
 Average net assets (000)                                                $ 585,813
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees(c)               .86%(d)
    Expenses, excluding distribution and service (12b-1) fees                  .61%(d)
    Net investment income                                                     4.30%(d)
 For Class A, B, C and Z shares:
    Portfolio turnover rate                                                     75%

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Less than $.005 per share.
(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d) Annualized.
See Notes to Financial Statements.
34 Visit our website at www.jennisondryden.com

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $  15.32             $  15.59             $  14.72             $  16.06             $  16.12
      -------              -------              -------              -------              -------
          .75                  .75                  .76                  .76                  .79
          .64                 (.13)                 .88                (1.34)                 .06
      -------              -------              -------              -------              -------
         1.39                  .62                 1.64                 (.58)                 .85
      -------              -------              -------              -------              -------
         (.73)                (.76)                (.76)                (.76)                (.79)
           --                   --                 (.01)                  --(b)                --(b)
         (.16)                (.13)                  --                   --                 (.12)
      -------              -------              -------              -------              -------
         (.89)                (.89)                (.77)                (.76)                (.91)
      -------              -------              -------              -------              -------
     $  15.82             $  15.32             $  15.59             $  14.72             $  16.06
      -------              -------              -------              -------              -------
      -------              -------              -------              -------              -------
         9.27%                3.95%               11.45%               (3.69)%               5.41%
     $595,874             $579,335             $609,245             $498,428             $481,926
     $584,236             $599,337             $487,811             $531,603             $483,759
          .87%                 .89%                 .88%                 .86%                 .73%
          .62%                 .64%                 .63%                 .61%                 .63%
         4.68%                4.76%                5.09%                4.88%                4.89%
           97%                  66%                 122%                  30%                  23%

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 35

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 15.86
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .32
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .16
                                                                           ------
 Total from investment operations                                             .48
                                                                           ------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.32)
 Distributions in excess of net investment income                              --
 Distributions from net realized gains                                       (.08)
                                                                           ------
 Total distributions                                                         (.40)
                                                                           ------
 Net asset value, end of period                                           $ 15.94
                                                                           ------
                                                                           ------
 TOTAL RETURN(A):                                                            3.08%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $45,457
 Average net assets (000)                                                 $47,151
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.11%(c)
    Expenses, excluding distribution and service (12b-1) fees                 .61%(c)
    Net investment income                                                    4.05%(c)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Less than $.005 per share.
(c) Annualized.
See Notes to Financial Statements.
36 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $  15.36             $  15.63             $  14.75             $  16.10             $  16.16
       ------               ------               ------              -------              -------
          .71                  .71                  .73                  .73                  .73
          .64                 (.13)                 .89                (1.35)                 .06
       ------               ------               ------              -------              -------
         1.35                  .58                 1.62                 (.62)                 .79
       ------               ------               ------              -------              -------
         (.69)                (.72)                (.73)                (.73)                (.73)
           --                   --                 (.01)                  --(b)                --(b)
         (.16)                (.13)                  --                   --                 (.12)
       ------               ------               ------              -------              -------
         (.85)                (.85)                (.74)                (.73)                (.85)
       ------               ------               ------              -------              -------
     $  15.86             $  15.36             $  15.63             $  14.75             $  16.10
       ------               ------               ------              -------              -------
       ------               ------               ------              -------              -------
         8.99%                3.70%               11.23%               (3.98)%               4.99%
     $ 47,612             $ 48,972             $ 59,260             $ 92,265             $119,698
     $ 49,097             $ 54,043             $ 73,531             $118,044             $131,195
         1.12%                1.14%                1.13%                1.11%                1.13%
          .62%                 .64%                 .63%                 .61%                 .63%
         4.43%                4.52%                4.85%                4.62%                4.49%

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 37

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 15.86
                                                                            -----
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .30
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .16
                                                                            -----
 Total from investment operations                                             .46
                                                                            -----
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.30)
 Distributions in excess of net investment income                              --
 Distributions from net realized gains                                       (.08)
                                                                            -----
 Total distributions                                                         (.38)
                                                                            -----
 Net asset value, end of period                                           $ 15.94
                                                                            -----
                                                                            -----
 TOTAL RETURN(A):                                                            2.95%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $ 6,054
 Average net assets (000)                                                 $ 6,209
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees(d)             1.36%(c)
    Expenses, excluding distribution and service (12b-1) fees                 .61%(c)
    Net investment income                                                    3.81%(c)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Less than $.005 per share.
(c) Annualized.
(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of Class C shares.

See Notes to Financial Statements.
38 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
      $15.36               $15.63               $14.75               $16.10               $16.16
       -----                -----                -----                -----                -----
         .67                  .67                  .69                  .69                  .69
         .64                 (.13)                 .89                (1.35)                 .06
       -----                -----                -----                -----                -----
        1.31                  .54                 1.58                 (.66)                 .75
       -----                -----                -----                -----                -----
        (.65)                (.68)                (.69)                (.69)                (.69)
          --                   --                 (.01)                  --(b)                --(b)
        (.16)                (.13)                  --                   --                 (.12)
       -----                -----                -----                -----                -----
        (.81)                (.81)                (.70)                (.69)                (.81)
       -----                -----                -----                -----                -----
      $15.86               $15.36               $15.63               $14.75               $16.10
       -----                -----                -----                -----                -----
       -----                -----                -----                -----                -----
        8.71%                3.45%               10.96%               (4.22)%               4.73%
      $6,107               $5,183               $3,213               $3,060               $2,296
      $5,709               $4,032               $2,473               $2,643               $1,555
        1.37%                1.39%                1.38%                1.36%                1.38%
         .62%                 .64%                 .63%                 .61%                 .63%
        4.17%                4.28%                4.60%                4.39%                4.23%

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 39

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                     $ 15.81
                                                                            -----
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .36
 Net realized and unrealized gain (loss) on investment
    transactions                                                              .16
                                                                            -----
 Total from investment operations                                             .52
                                                                            -----
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.36)
 Distributions in excess of net investment income                              --
 Distributions from net realized gains                                       (.08)
                                                                            -----
 Total distributions                                                         (.44)
                                                                            -----
 Net asset value, end of period                                           $ 15.89
                                                                            -----
                                                                            -----
 TOTAL RETURN(A):                                                            3.34%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $ 4,883
 Average net assets (000)                                                 $ 4,665
 Ratios to average net assets:
    Expenses, including distribution fees                                     .61%(d)
    Expenses, excluding distribution fees                                     .61%(d)
    Net investment income                                                    4.54%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Less than $.005 per share.
(c) Commencement of offering of Class Z shares.
(d) Annualized.

See Notes to Financial Statements.
40 Visit our website at www.jennisondryden.com

                                     CLASS Z
 -------------------------------------------------------------------------------
                                                                  JANUARY 22,
                                                                    1999(C)
                  YEAR ENDED DECEMBER 31,                           THROUGH
 ----------------------------------------------------------       DECEMBER 31,
       2002                 2001                 2000                 1999
 -----------------------------------------------------------------------------------
      $15.32               $15.58               $14.71               $16.11
       -----                -----                -----                -----
         .78                  .78                  .80                  .73
         .64                 (.12)                 .88                (1.40)
       -----                -----                -----                -----
        1.42                  .66                 1.68                 (.67)
       -----                -----                -----                -----
        (.77)                (.79)                (.80)                (.73)
          --                   --                 (.01)                  --(b)
        (.16)                (.13)                  --                   --
       -----                -----                -----                -----
        (.93)                (.92)                (.81)                (.73)
       -----                -----                -----                -----
      $15.81               $15.32               $15.58               $14.71
       -----                -----                -----                -----
       -----                -----                -----                -----
        9.47%                4.26%               11.73%               (4.22)%
      $4,383               $1,924               $1,183               $  797
      $3,314               $1,673               $  765               $1,391
         .62%                 .64%                 .63%                 .64%(d)
         .62%                 .64%                 .63%                 .64%(d)
        4.91%                5.05%                5.34%                5.45%(d)

                                              See Notes to Financial Statements.
                                        Dryden National Municipals Fund, Inc. 41

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

MAIL                         TELEPHONE          WEBSITE
Gateway Center Three         (800) 225-1852     www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077

DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Deborah A. Docs,
Secretary - Maryanne Ryan,
Anti-Money Laundering Compliance Officer

---------------------------------------------------------------------------
MANAGER               Prudential Investments LLC   Gateway Center Three
                                                   100 Mulberry Street
                                                   Newark, NJ 07102-4077
---------------------------------------------------------------------------
INVESTMENT ADVISER    Prudential Investment        Gateway Center Two
                      Management, Inc.             100 Mulberry Street
                                                   Newark, NJ 07102
---------------------------------------------------------------------------
DISTRIBUTOR           Prudential Investment        Gateway Center Three
                      Management Services LLC      14th Floor
                                                   100 Mulberry Street
                                                   Newark, NJ 07102-4077
---------------------------------------------------------------------------
CUSTODIAN             State Street Bank            One Heritage Drive
                      and Trust Company            North Quincy, MA 02171
---------------------------------------------------------------------------
TRANSFER AGENT        Prudential Mutual Fund       PO Box 8098
                      Services LLC                 Philadelphia, PA 19101
---------------------------------------------------------------------------
INDEPENDENT AUDITORS  PricewaterhouseCoopers LLP   1177 Avenue of the
                                                   Americas
                                                   New York, NY 10036
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LEGAL COUNSEL         Shearman & Sterling LLP      599 Lexington Avenue
                                                   New York, NY 10022
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Dryden National Municipals Fund, Inc.

Share Class             A           B           C          Z
Nasdaq                  PRNMX       PBHMX       PNMCX      N/A
CUSIP                   262470107   262470206   262470305  262470404

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden National Municipals Fund, Inc.
Share Class       A          B          C             Z
Nasdaq            PRNMX      PBHMX      PNMCX         N/A
CUSIP             262470107  262470206  262470305     262470404

MF104E2  IFS-A083170

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dryden National Municipals Fund, Inc.

By: /s/ Deborah Docs
    ----------------------------------------------------------
    Deborah Docs
    Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003